Propery, Plant And Equipment, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Property, Plant and Equipment, Net [Abstract]
Construction of changzhou manufacturing plant	$ 4,670,335	$ 3,095,981
Interest expense	320,361	33,270
Depreciation expenses	256,371	$ 507,672	$ 824,664
Loss from disposal of e-bicycle	$ 348,999